Earnings Per Share Information (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Calculation of earnings per share
	2014		2013		2012
(In millions; per-share amounts in dollars)	Diluted	Basic	Diluted	Basic	Diluted	Basic

Amounts attributable to the Company:
Consolidated
Earnings from continuing operations attributable to
common shareowners for per-share calculation(a)(b)	$12,517	$12,516	$11,885	$11,898	$11,796	$11,795
Earnings (loss) from discontinued operations
for per-share calculation(a)(b)	2,697	2,697	1,131	1,143	1,828	1,828
Net earnings attributable to GE common
shareowners for per-share calculation(a)(b)	$15,213	$15,212	$13,028	$13,040	$13,622	$13,622

Average equivalent shares
Shares of GE common stock outstanding	10,045	10,045	10,222	10,222	10,523	10,523
Employee compensation-related shares (including
stock options) and warrants	78	-	67	-	41	-
Total average equivalent shares	10,123	10,045	10,289	10,222	10,564	10,523

Per-share amounts
Earnings from continuing operations	$1.24	$1.25	$1.16	$1.16	$1.12	$1.12
Earnings (loss) from discontinued operations	0.27	0.27	0.11	0.11	0.17	0.17
Net earnings	1.50	1.51	1.27	1.28	1.29	1.29

Our unvested restricted stock unit awards that contain non-forfeitable rights to dividends or dividend equivalents are considered participating securities and, therefore, are included in the computation of earnings per share pursuant to the two-class method. Application of this treatment has an insignificant effect.

  Included an insignificant amount of dividend equivalents in each of the three years presented.
  Included in 2013 is a dilutive adjustment for the change in income for forward purchase contracts that may be settled in stock.